Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Aug. 15, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our policies and practices regarding the grant of equity awards are designed to comply with applicable securities laws to and reflect the integrity of our executive compensation program. The Compensation Committee is responsible for determining the timing and terms of equity awards to eligible personnel. The timing of equity award grants is determined with consideration to a variety of factors, including ensuring that the Company is not in possession of material nonpublic information at the time of grant. While the Company’s equity compensation program seeks alignment with the Company’s strategic objectives, competitive aims, and the attraction and retention of qualified personnel, the equity compensation of each individual is generally considered on a case-by-case basis. The Company does not follow a predetermined schedule for the granting of all equity awards. Nevertheless, certain of the Company’s equity awards adhere to standard award timelines and vesting schedules.

We do not grant equity awards in anticipation of the release of material nonpublic information and do not time the public release of such information based on equity award grant dates for the purpose of affecting the value of executive compensation. However, the Compensation Committee may consider material nonpublic information to ensure that grants of equity awards comply with applicable laws and regulations as well as Company policy. The Company’s procedures to prevent the improper use of material nonpublic information in connection with the granting of equity awards include oversight by internal and external legal counsel. We are committed to maintaining equity compensation practices that comply with evolving corporate governance standards, foster a competitive workforce, and serve the best interests of the Company and its stockholders.

The following table sets forth certain information regarding awards of options to our named executive officers during the fiscal year ended December 31, 2024 in the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information and ending one business day after the filing or furnishing of such report:

Name (a)	Grant Date (b)	Number of securities underlying the award (c)	Exercise price of the award ($) (d)	Grant date fair value of the award (e)

Percentage change in the
closing market price
of the securities underlying
the award between
the trading day ending
immediately prior to the
disclosure of material
nonpublic information
and the trading day
beginning immediately
following the disclosure of
material nonpublic
information
(f)

Wa’el Hashad	8/15/2024	28,750	$2.46	$49,163	(5.75)%
Chief Executive Officer
Lisa A. Locklear,	8/15/2024	16,250	$2.46	$27,788	(5.75)%
Chief Financial Officer, Treasurer
Paul Lehr	8/15/2024	16,250	$2.46	$27,788	(5.75)%
General Counsel and Corporate Secretary

Award Timing Method	The timing of equity award grants is determined with consideration to a variety of factors, including ensuring that the Company is not in possession of material nonpublic information at the time of grant.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information and do not time the public release of such information based on equity award grant dates for the purpose of affecting the value of executive compensation. However, the Compensation Committee may consider material nonpublic information to ensure that grants of equity awards comply with applicable laws and regulations as well as Company policy.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name (a)	Grant Date (b)	Number of securities underlying the award (c)	Exercise price of the award ($) (d)	Grant date fair value of the award (e)

Percentage change in the
closing market price
of the securities underlying
the award between
the trading day ending
immediately prior to the
disclosure of material
nonpublic information
and the trading day
beginning immediately
following the disclosure of
material nonpublic
information
(f)

Wa’el Hashad	8/15/2024	28,750	$2.46	$49,163	(5.75)%
Chief Executive Officer
Lisa A. Locklear,	8/15/2024	16,250	$2.46	$27,788	(5.75)%
Chief Financial Officer, Treasurer
Paul Lehr	8/15/2024	16,250	$2.46	$27,788	(5.75)%
General Counsel and Corporate Secretary

Wa’el Hashad [Member]
Awards Close in Time to MNPI Disclosures
Name		Wa’el Hashad
Underlying Securities		28,750
Exercise Price | $ / shares		$ 2.46
Fair Value as of Grant Date | $		$ 49,163
Underlying Security Market Price Change		(5.75)
Lisa A. Locklear [Member]
Awards Close in Time to MNPI Disclosures
Name		Lisa A. Locklear
Underlying Securities		16,250
Exercise Price | $ / shares		$ 2.46
Fair Value as of Grant Date | $		$ 27,788
Underlying Security Market Price Change		(5.75)
Paul Lehr [Member]
Awards Close in Time to MNPI Disclosures
Name		Paul Lehr
Underlying Securities		16,250
Exercise Price | $ / shares		$ 2.46
Fair Value as of Grant Date | $		$ 27,788
Underlying Security Market Price Change		(5.75)